UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Santander UK plc 1

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

April 1, 2021 to June 30, 2021

Date of Report (Date of earliest event reported): June 30, 2021

Commission File Number of securitizer: 025-00440

Central Index Key Number of securitizer: 0001087711

Thomas Ranger, +44 20 7756 6303
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): _______________

Name and telephone number, including area code, of the person to contact in connection with this filing

___________________________________________

1  Santander UK plc, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued in securitization programs sponsored by it and outstanding during the second quarterly reporting period in 2021 in the residential mortgage asset class, and issued and offered by the issuing entities Fosse Master Issuer PLC and Holmes Master Issuer PLC in either offerings registered under the U.S. Securities Act of 1933, as amended (the Securities Act) or in reliance on Rule 144A under the Securities Act. The information included in this Form does not include Santander UK plc's securitization programs under which asset-backed securities are issued and sold solely in offerings outside the United States in reliance on Regulation S under the Securities Act.

INFORMATION TO BE INCLUDED IN THE REPORT PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

 Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

There is no activity to report for the second quarterly period in 2021 with respect to asset-backed securities issued by Holmes Master Issuer PLC and Fosse Master Issuer PLC.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Not applicable.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Santander UK plc
(Securitizer)

By:	/s/ Thomas Ranger
Name:	Thomas Ranger
Title:	Senior officer in charge of securitization of the securitizer

Date: August 11, 2021